SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH    AUGUST 1998

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               			      Approx Asset
Date	     	Number   Price    Value or Approx       Seller
Each     Ident   Shrs         Per      Asset Cov/Shr        or Seller's
Trans    Sec    Purch      Share  at Time of Purch        Broker

8-3        GF     11400    17.4282        21.93           Bear Stearns
8-4        " "      11400    17.5625        22.03                  " "
8-5        " "      36000    17.066          21.73           Weeden & Co.
8-6        " "      10000    17.1875        21.56                  " "
8-7        " "      20000    17.4844        21.70                  " "
8-19      " "      90000    17.26            20.97                  " "
8-21      " "      95000    15.871          20.35                  " "
8-25      " "      60000    16.348          20.19                  " "
8-26      " "      65000    15.6506        19.90                  " "
8-28      " "      15200    14.435          18.79                  " "
8-31      " "      15200    13.7039        18.90                  " "

The New Germany Fund, Inc.
    (Name of Registrant)
By Joseph Cheung - Treasurer
Date of Statement          9/10/98